SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segmented Information [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017

Cash and restricted cash:
Canada	$3,704,205	$1,708,013	$815,526
Ghana	573,356	1,152,434	795,448
Total cash and restricted cash	4,277,561	2,860,447	1,610,974
Capital assets
Canada	—	—	—
Ghana	1,140,147	1,235,299	1,255,985
Total capital assets	1,140,147	1,235,299	1,255,985
Total	$5,417,708	$4,095,746	$2,866,959

Net (loss) profit:
Canada	$984,446	$(791,818)	$(526,836)
Ghana	1,263,511	2,098,001	882,691
Total	$2,247,957	$1,306,183	$355,855